Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Statement Of Financial Position [Abstract]
Accounts receivable, allowance	$ 4,692	$ 6,299
Net investment in finance leases, allowance current	199	0
Container leaseback financing receivable, allowance current	105	0
Containers, accumulated depreciation	1,566,794	1,443,167
Net investment in finance leases, allowance non current	1,137	0
Container leaseback financing receivable, allowance non current	367	0
Fixed assets, accumulated depreciation	12,695	12,266
Intangible assets, accumulated amortization	47,125	45,359
Debt, net of unamortized costs current	6,542	8,120
Debt, net of unamortized costs non current	$ 22,430	$ 21,446
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	58,413,983	58,326,555
Common shares, outstanding	50,947,887	56,817,918
Treasury shares, at cost, shares	7,466,096	1,508,637